ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies
DISCLOSURE OF ESTIMATED USEFUL LIVES	The estimated useful lives for the current period and the comparative period are as follows:
Fixtures and fittings	5 years
IT and equipment	3 years